Debt - Non-recourse Debt Obligations of Consolidated Special Purpose Entities, Net - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Minimum
Debt
Maximum number of months	24 months
Non-Recourse Net-Lease Mortgage Notes:
Debt
Retained non-amortizing notes	$ 230.0
Non-Recourse Net-Lease Mortgage Notes: | Consolidated Special Purpose Entities
Debt
Aggregate investment amount	5,400.0
Nonrecourse Mortgage Notes Payable: | Consolidated Special Purpose Entities
Debt
Aggregate investment amount	$ 233.5